Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total	$ 1,079,759	$ 1,047,565	$ 1,084,224
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	454,593	429,957	486,658
Undrawn commitments	115,280	113,237	115,420
Other exposures	124,545	135,089	120,903
Total	694,418	678,283	722,981
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	335,767	320,819	308,408
Undrawn commitments	49,574	48,463	52,835
Total	385,341	369,282	361,243
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	913,837
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	390,198
Undrawn commitments	111,842
Other exposures	116,267
Total	618,307
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	245,956
Undrawn commitments	49,574
Total	295,530
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	165,922
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	64,395
Undrawn commitments	3,438
Other exposures	8,278
Total	76,111
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	89,811
Total	$ 89,811	$ 87,000	$ 87,000